Related party transactions - Key Management Renumeration (Details)	6 Months Ended
	Jun. 30, 2019 USD ($) payment	Jun. 30, 2018 USD ($)
Related Party [Abstract]
Short-term employee benefits (salaries)	$ 5,191,000	$ 2,748,000
Share-based compensation	11,071,000	10,365,000
Total	$ 16,262,000	$ 13,113,000
Post-employment benefits, number of payments | payment	1
Post-employment benefits, number of months of salary paid	2 months
Key management personnel compensation, post-employment benefits	$ 0